Consolidated Statement of Changes in Shareholders Equity - ARS ($) $ in Millions	Total	Treasury shares [Member]	Inflation adjustment of share capital and treasury shares (i) [Member]	Warrants [Member]	Additional paid in capital from treasury shares [Member]	Legal reserves [Member]	Share premium [Member]	Special reserve resolution CNV 60912 [Member]	Other reserves [Member]	Retained earnings [Member]	Subtotal [Member]	Noncontrolling Interest	Cost of treasury shares [Member]	Reserve for future dividends [Member]	Currency translation adjustment reserve [Member]	Special reserve [Member]	Other reserves (1) [Member]	Total Other reserves [Member]	Outstanding shares [Member]	Shares to issue [Member]
Balance, amount at Jun. 30, 2022	$ 1,895,316	$ 6	$ 391,161	$ 32,557	$ 2,714	$ 34,806	$ 736,046	$ 258,583	$ (69,810)	$ 387,011	$ 1,773,879	$ 121,437	$ (8,305)	$ 46,541	$ 5,626	$ 14,949	$ (128,621)	$ (69,810)	$ 805	$ 0
Statement [Line Items]
Net Income (Loss)	315,903	0	0	0	0	0	0	0	0	312,051	312,051	3,852							0	0
Other comprehensive (loss) / income for the year	(6,659)	0	0	0	0	0	0	0	(6,776)	0	(6,776)	117	0	0	(5,399)	0	(1,377)	(6,776)	0	0
Total comprehensive (loss) / income for the year	309,244	0	0	0	0	0	0	0	(6,776)	312,051	305,275	3,969	0	0	(5,399)	0	(1,377)	(6,776)	0	0
Assignment of results according to Shareholders? Meeting	0	0	0	0	0	17,177	0	0	286,628	(303,805)	0	0	0	0	0	286,628	0	286,628	0	0
Repurchase of treasury shares, amount	(9,033)	6	0	0	0	0	0	0	(9,033)	0	(9,033)	0	(9,033)	0	0	0	0	(9,033)	(6)	0
Warrants exercise, amount	155	0	0	(99)	0	0	254	0	0	0	155	0							0	0
Issuance of shares amount	0	0	66,617	0	0	0	(73,170)	0	0	0	0	0							0	6,553
Capitalization of irrevocable contributions	10	0	0	0	0	0	0	0	0	0	0	10							0	0
Dividend distribution	(190,134)	0	0	0	0	0	0	0	(140,416)	(39,729)	(180,145)	(9,989)	0	0	0	(140,416)	0	(140,416)	0	0
Reserve for share-based payments, amount	0	0	0	0	(114)	0	0	0	114	0	0	0	124	0	0	0	(10)	114	0	0
Other changes in equity	777	0	0	0	0	0	0	0	751	0	751	26	0	0	751	0	0	751	0	0
Changes in non-controlling interest	(299)	0	0	0	0	0	0	0	(516)	0	(516)	217	0	0	0	0	(516)	(516)	0	0
Balance, amount at Jun. 30, 2023	2,006,036	12	457,778	32,458	2,600	51,983	663,130	258,583	60,942	355,528	1,890,366	115,670	(17,214)	46,541	978	161,161	(130,524)	60,942	799	6,553
Statement [Line Items]
Net Income (Loss)	(47,127)	0	0	0	0	0	0	0	0	(40,607)	(40,607)	(6,520)							0	0
Other comprehensive (loss) / income for the year	(5,319)	0	0	0	0	0	0	0	(5,042)	0	(5,042)	(277)	0	0	(5,042)	0	0	(5,042)	0	0
Total comprehensive (loss) / income for the year	(52,446)	0	0	0	0	0	0	0	(5,042)	(40,607)	(45,649)	(6,797)	0	0	(5,042)	0	0	(5,042)	0	0
Assignment of results according to Shareholders? Meeting	0	0	0	0	0	14,854	0	0	55,175	(70,029)	0	0	0	55,175	0	0	0	55,175	0	0
Repurchase of treasury shares, amount	(37,240)	297	0	0	0	0	0	0	(37,240)	0	(37,240)	0	(37,240)	0	0	0	0	(37,240)	(297)	0
Warrants exercise, amount	2,275	0	32	(1,645)	0	0	3,837	0	0	0	2,275	0							51	0
Issuance of shares amount	0	(125)	0	0	(16,834)	0	0	0	16,834	0	0	0	16,834	0	0	0	0	16,834	6,678	(6,553)
Capitalization of irrevocable contributions	134	0	0	0	0	0	0	0	0	0	0	134							0	0
Dividend distribution	(313,420)	0	0	0	0	0	0	0	(80,191)	(227,042)	(307,233)	(6,187)	0	0	0	(80,191)	0	(80,191)	0	0
Changes in non-controlling interest	0	0	0	0	0	0	0	0	(63)	0	(63)	63	0	0	0	0	(63)	(63)	0	0
Reserve for share-based payments, amount	0	(1)	0	0	(134)	0	0	0	134	0	0	0	137	0	0	0	(3)	134	1	0
Incorporation of treasury shares, amount	0	51	0	0	0	0	0	0	0	0	0	0							(51)	0
Changes in Non controlling interests	1,390	0	0	0	0	0	0	0	0	1,390	1,390	0							0	0
Balance, amount at Jun. 30, 2024	1,606,729	234	457,810	30,813	(14,368)	66,837	666,967	258,583	10,549	19,240	1,503,846	102,883	(37,483)	101,716	(4,064)	80,970	(130,590)	10,549	7,181	$ 0
Statement [Line Items]
Net Income (Loss)	196,118	0	0	0	0	0	0	0	0	195,182	195,182	936							0
Other comprehensive (loss) / income for the year	(802)	0	0	0	0	0	0	0	(605)	0	(605)	(197)	0	0	(605)	0	0	(605)	0
Total comprehensive (loss) / income for the year	195,316	0	0	0	0	0	0	0	(605)	195,182	194,577	739	0	0	(605)	0	0	(605)	0
Assignment of results according to Shareholders? Meeting	0	0	0	0	0	0	0	0	(24,231)	24,231	0	0	0	0	0	(24,231)	0	(24,231)	0
Repurchase of treasury shares, amount	(19,503)	115	0	0	0	0	0	0	(19,503)	0	(19,503)	0	(19,503)	0	0	0	0	(19,503)	(115)
Warrants exercise, amount	7,373	0	21	(5,988)	0	0	13,130	0	0	0	7,373	0							210
Capitalization of irrevocable contributions	235	0	0	0	0	0	0	0	0	0	0	235							0
Dividend distribution	(118,324)	0	0	0	0	0	0	0	(108,970)	0	(108,970)	(9,354)	0	(54,485)	0	(54,485)	0	(108,970)	0
Changes in non-controlling interest	141	0	0	0	0	0	0	0	481	0	481	(340)	0	0	0	0	481	481	0
Reserve for share-based payments, amount	0	0	0	0	64	0	0	0	(64)	0	0	0	87	0	0	0	(151)	(64)	0
Distribution of treasury shares, amount	0	(257)	0	0	(49,718)	0	0	0	49,718	0	0	0	49,718	0	0	0	0	49,718	257
Reallocation of reserves													0	(47,231)	0	47,231	0	0
Balance, amount at Jun. 30, 2025	$ 1,671,967	$ 92	$ 457,831	$ 24,825	$ (64,022)	$ 66,837	$ 680,097	$ 258,583	$ (92,625)	$ 238,653	$ 1,577,804	$ 94,163	$ (7,181)	$ 0	$ (4,669)	$ 49,485	$ (130,260)	$ (92,625)	$ 7,533